Stock Based Compensation (Details Textual) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended				6 Months Ended			12 Months Ended
	Apr. 01, 2011	Nov. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 22, 2013 Board of Directors [Member]	Mar. 31, 2013 Board of Directors [Member]	Nov. 08, 2012 Board of Directors [Member]	Nov. 08, 2012 William A. Schmitz [Member]	Nov. 08, 2012 Molly Hedges [Member]	Jun. 30, 2013 Stock Option [Member]	Mar. 31, 2013 Stock Option [Member]	Jun. 30, 2012 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]
Stock Based Compensation (Textual)
Repricing of number of outstanding compensatory options approved by board of directors											25,000		85,000	75,000	10,000
Repricing Of Expenses Of Outstanding Compensatory Options Approved By Company					$ 0							$ 13,575
Weighted Average Exercise Price, Options granted,											$ 1.20					$ 1.11		$ 2.04	$ 2.05	$ 3.54
Warrants/options expired or cancelled																	1,000		26,000	20,250
Stock option granted																140,625		175,000	178,000	89,150
Stock option vested																147,275		140,400
Equity Incentive Plan provided for the issuance common stock, shares			1,550,000		1,550,000		1,550,000		800,000	400,000
Number of shares are available for grant as Incentive Stock Options			50,000		50,000					50,000
Exercise price for options award					No less than 100% of the fair market value of the common stock on the day of grant.		No less than 100% of the fair market value of the common stock on the day of grant.
Share-based compensation vesting period					Either immediately on the date of grant or 1 to 3 years from the date of grant.		Either immediately on the date of grant or 1 to 3 years from the date of grant.
Stock-based compensation			176,022	275,937	539,391	428,826	581,940	1,201,878
Compensation costs relating to the issuance of options and warrants					463,193		543,267	1,201,878
Expense of repricing by consultant to options and warrants					76,198
compensation costs for options granted.			9,309	275,397	170,060	428,831
Stock options exercised							0	0
Increase in basic and diluted net loss per share							$ 0.04	$ 0.12
Number of restricted shares vested	55,969						55,969
Number of restricted shares expected to vest in future					169,368		169,368
Expenses related to restricted stock awards							0	594,498
Expenses occurred in repricing of options							$ 14,350
Options exercise price		$ 1.67					$ 3.25